Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from discontinued operations	$ 0	$ 0	$ 5.0
Discontinued operations, net of tax		(0.5)	8.2
Gains from disposal of discontinued operations, net of tax			10.9
Operating losses			$ 2.7